Revenues - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue from collaborative arrangements	$ 2,575	$ 3,337
Revenues	37,343	25,461
Revenue from related party transactions	2,970	3,253
Billed accounts receivable, net of allowance	11,695	2,878
Licensing
Disaggregation of Revenue [Line Items]
Revenues	2,160	2,025
Engineering and other services
Disaggregation of Revenue [Line Items]
Revenues	19,061	9,539
Revenue from related party transactions	$ 810	$ 1,228